Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [line items]
Applicable tax rate	27.00%	27.00%
CANADA
Income Taxes [line items]
Resource related expense accumulated with no deferred tax benefit recognized	$ 8,466	$ 8,188